Earnings (losses) per share (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Basic and Diluted Earnings (Losses) per Share

Basic and diluted earnings (losses) per share is following analysed:

	2018	2017
Weighted average number of ordinary shares	54,853,045	54,853,045

Basic earnings (losses) per share	0.61	(0.55)

Diluted earnings (losses) per share	0.61	(0.55)